UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co. Corporation Trust Center 1209 Orange St. Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	July 31
Date of reporting period:	January 31, 2026

LAFFER | TENGLER Equity Income ETF

ITEM 1.(a).  Reports to Stockholders.

Laffer|Tengler Equity Income ETF Tailored Shareholder Report

semi-annual shareholder report January 31, 2026 Laffer|Tengler Equity Income ETF ticker: TGLR (Listed on the Cboe BZX Exchange)

This semi-annual shareholder report contains important information about the Laffer|Tengler Equity Income ETF for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.tglretf.com. You can also contact us at (833) 759-6110.

This report describes changes to the Fund that occured during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Laffer|Tengler Equity Income ETF	$51	0.95%¹
¹	Annualized.

Key Fund Statistics

(as of January 31, 2026)

Fund Net Assets	$27,442,907
Number of Holdings	32
Total Net Advisory Fee	$101,908
Portfolio Turnover Rate	6.49%

What did the Fund invest in?

(% of Net Assets as of January 31, 2026)

Sector Breakdown

INFORMATION TECHNOLOGY - HARDWARE
17.92%
FINANCIALS
16.14%
INDUSTRIALS
14.74%
CONSUMER DISCRETIONARY
12.35%
INFORMATION TECHNOLOGY - SOFTWARE & SERVICES
11.19%
HEALTH CARE
8.51%
ENERGY
6.59%
CONSMER STAPLES
4.73%
MATERIALS
2.85%
REAL ESTATE
2.00%
UTILITIES
1.92%

Top Ten Holdings
Lam Research Corp.	5.85%
Goldman Sachs Group, Inc.	4.86%
American Express Co.	4.80%
Walmart, Inc.	4.73%
RTX Corp.	4.50%
JPMorgan Chase & Co.	4.44%
Broadcom, Inc.	4.24%
Alphabet, Inc. Class A	4.09%
Microsoft Corp.	3.81%
Abbvie, Inc.	3.38%

Material Changes

Fund Reorganization

On October 29, 2025, the Board of Trustees of ETF Opportunities Trust approved an Agreement and Plan of Reorganization pursuant to which the LAFFER|TENGLER Equity Income ETF (the “Target Fund”) will be reorganized into the Wedbush LAFFER|TENGLER New Era Value ETF (the “Acquiring Fund”), a newly created series of Wedbush Series Trust. Under the Plan, the Target Fund will transfer all assets and liabilities to the Acquiring Fund in exchange for shares of the Acquiring Fund, which will be distributed to shareholders. At a Special Meeting held on March 20, 2026, shareholders approved the Plan.

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy voting information, visit www.tglretf.com.

ITEM 1.(b).

Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS
AND OTHER INFORMATION

Six Months Ended January 31, 2026 (Unaudited)

LAFFER|TENGLER Equity Income ETF

LAFFER|TENGLER Equity Income ETF

Schedule of InvestmentsJanuary 31, 2026 (Unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | JANUARY 31, 2026

		Shares	Value
98.94%	COMMON STOCKS

12.35%	CONSUMER DISCRETIONARY
	DR Horton, Inc.	3,023	$449,943
	Home Depot, Inc.	1,988	744,685
	McDonald’s Corp.	2,226	701,190
	Starbucks Corp.	7,639	702,406
	TJX Companies, Inc.	5,281	791,147
			3,389,371

4.73%	CONSUMER STAPLES
	Walmart, Inc.	10,891	1,297,554

6.59%	ENERGY
	Chevron Corp.	4,203	743,511
	EOG Resources, Inc.	5,273	591,261
	Williams Cos., Inc.	7,023	472,367
			1,807,139

16.14%	FINANCIALS
	American Express Co.	3,743	1,318,172
	Brookfield Asset Management Ltd. ADR	11,259	559,685
	Goldman Sachs Group, Inc.	1,427	1,334,830
	JP Morgan Chase & Co.	3,981	1,217,748
			4,430,435

8.51%	HEALTHCARE
	Abbvie, Inc.	4,162	928,168
	Johnson & Johnson	3,871	879,685
	Medtronic plc ADR	5,110	526,126
			2,333,979

14.74%	INDUSTRIALS
	Carrier Global Corp.	12,207	727,293
	Deere & Co.	779	411,312
	Emerson Electric Co.	5,223	767,572
	L3 Harris Technologies, Inc.	2,639	904,781
	RTX Corp.	6,147	1,235,117
			4,046,075

See Notes to Financial Statements

FINANCIAL STATEMENTS | JANUARY 31, 2026

LAFFER|TENGLER Equity Income ETF

Schedule of Investments - continuedJanuary 31, 2026 (Unaudited)

		Shares	Value
17.92%	INFORMATION TECHNOLOGY - HARDWARE
	Apple, Inc.	3,222	$836,044
	Broadcom, Inc.	3,509	1,162,532
	Cisco Systems, Inc.	9,859	772,157
	International Business Machines Corp.	1,759	539,485
	Lam Research Corp.	6,882	1,606,672
			4,916,890

11.19%	INFORMATION TECHNOLOGY - SOFTWARE & SERVICES
	Alphabet, Inc. Class A	3,321	1,122,498
	Microsoft Corp.	2,427	1,044,314
	Oracle Corp.	5,489	903,379
			3,070,191

2.85%	MATERIALS
	Steel Dynamics, Inc.	4,361	783,105

2.00%	REAL ESTATE
	Prologis, Inc. REIT	4,202	548,613

1.92%	UTILITIES
	NextEra Energy, Inc.	6,001	527,488

98.94%	TOTAL COMMON STOCKS		27,150,840
	(Cost: $20,960,539)

98.94%	TOTAL INVESTMENTS		27,150,840
	(Cost: $20,960,539)
1.06%	Other assets, net of liabilities		292,067
100.00%	NET ASSETS		$27,442,907

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

LAFFER|TENGLER Equity Income ETF

Statement of Assets and LiabilitiesJanuary 31, 2026 (Unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | JANUARY 31, 2026

ASSETS
Investments at value (cost of $20,960,539) (Note 1)	$27,150,840
Cash	293,829
Dividends receivable	19,598
TOTAL ASSETS	27,464,267

LIABILITIES
Accrued advisory fees	21,360
TOTAL LIABILITIES	21,360
NET ASSETS	$27,442,907

Net Assets Consist of:
Paid-in capital	$21,301,010
Distributable earnings (accumulated deficits)	6,141,897
Net Assets	$27,442,907

NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	730,000
Net Asset Value and Offering Price Per Share	$37.59

See Notes to Financial Statements

FINANCIAL STATEMENTS | JANUARY 31, 2026

INVESTMENT INCOME
Dividends (net of foreign tax withholdings of $2,228)	$178,862
Total investment income	178,862

EXPENSES
Investment advisory fees (Note 2)	101,908
Total expenses	101,908
Net investment income (loss)	76,954

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	136,334
Net change in unrealized appreciation (depreciation) of investments	2,564,453
Net realized and unrealized gain (loss) on investments	2,700,787

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,777,741

LAFFER|TENGLER Equity Income ETF

Statement of OperationsSix Months Ended January 31, 2026 (Unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | JANUARY 31, 2026

	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$76,954	$144,501
Net realized gain (loss) on investments	136,334	(91,668)
Net change in unrealized appreciation (depreciation) of investments	2,564,453	2,311,393
Increase (decrease) in net assets from operations	2,777,741	2,364,226

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(166,816)	(155,549)
Decrease in net assets from distributions	(166,816)	(155,549)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	7,953,206	1,896,838
Shares redeemed	—	—
Increase (decrease) in net assets from capital stock transactions	7,953,206	1,896,838

NET ASSETS
Increase (decrease) during period	10,564,131	4,105,515
Beginning of period	16,878,776	12,773,261
End of period	$27,442,907	$16,878,776

LAFFER|TENGLER Equity Income ETF

Statements of Changes in Net Assets

See Notes to Financial Statements

FINANCIAL STATEMENTS | JANUARY 31, 2026

LAFFER|TENGLER Equity Income ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025	Period Ended July 31, 2024*

Net asset value, beginning of period	$33.10	$28.39	$25.00
Investment activities
Net investment income (loss)(1)	0.13	0.31	0.35
Net realized and unrealized gain (loss) on investments	4.62	4.73	3.39
Total from investment activities	4.75	5.04	3.74
Distributions
Net investment income	(0.14)	(0.30)	(0.35)
Net realized gain	(0.12)	(0.03)	—
Total distributions	(0.26)	(0.33)	(0.35)
Net asset value, end of period	$37.59	$33.10	$28.39

Total Return(2)	14.40%	17.87%	15.11%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses	0.95%	0.95%	0.95%
Net investment income (loss)	0.72%	1.02%	1.37%
Portfolio turnover rate(4)	6.49%	14.85%	26.48%
Net assets, end of period (000s)	$27,443	$16,879	$12,773

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Total return is for the period indicated and has not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for period less than a year.

(4)Portfolio turnover rate excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized for periods less than one year.

*The Fund commenced operations on August 8, 2023.

LAFFER|TENGLER Equity Income ETF

Notes to Financial StatementsJanuary 31, 2026 (Unaudited)

FINANCIAL STATEMENTS | JANUARY 31, 2026

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The LAFFER|TENGLER Equity Income ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on August 8, 2023.

The Fund’s investment objective is to seek income and long-term capital appreciation.

The Fund is deemed to be an individual operating and reporting segment and is not part of a consolidated reporting entity. The objective and strategy, as outlined in the Fund’s prospectus under the heading “Principal Investment Strategies”, are used by Tuttle Capital Management, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s portfolio managers are deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records its investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. If market quotations are not readily available, securities are valued at their fair market value as determined in good faith under procedures

FINANCIAL STATEMENTS | JANUARY 31, 2026

LAFFER|TENGLER Equity Income ETF

Notes to Financial Statements - continuedJanuary 31, 2026 (Unaudited)

approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask prices on such over-the-counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the Net Asset Value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

LAFFER|TENGLER Equity Income ETF

Notes to Financial Statements - continuedJanuary 31, 2026 (Unaudited)

FINANCIAL STATEMENTS | JANUARY 31, 2026

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of January 31, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$27,150,840	$—	$—	$27,150,840
	$27,150,840	$—	$—	$27,150,840

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector. The Fund held no Level 3 securities at any time during the six months ended January 31, 2026.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis to calculate realized gains and losses from security transactions for book and tax purposes. Dividends are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

FINANCIAL STATEMENTS | JANUARY 31, 2026

LAFFER|TENGLER Equity Income ETF

Notes to Financial Statements - continuedJanuary 31, 2026 (Unaudited)

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended January 31, 2026, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

LAFFER|TENGLER Equity Income ETF

Notes to Financial Statements - continuedJanuary 31, 2026 (Unaudited)

FINANCIAL STATEMENTS | JANUARY 31, 2026

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of January 31, 2026:

	Creation Unit Shares	Creation Transaction Fee	Value
LAFFER|TENGLER Equity Income ETF	10,000	$250	$375,900

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking is secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

FINANCIAL STATEMENTS | JANUARY 31, 2026

LAFFER|TENGLER Equity Income ETF

Notes to Financial Statements - continuedJanuary 31, 2026 (Unaudited)

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss will be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Fund’s investments. The Advisor also: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; and (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee of 0.95%, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets.

The Advisor has retained Laffer Tengler Investments, LLC (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor assists the Advisor in providing day-to-day management of the Fund’s portfolios.

LAFFER|TENGLER Equity Income ETF

Notes to Financial Statements - continuedJanuary 31, 2026 (Unaudited)

FINANCIAL STATEMENTS | JANUARY 31, 2026

For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and paid monthly, based on the Fund’s average daily net assets, at an annual rate of 0.475%. The Advisor pays these fees.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund. The Advisor pays these fees.

Custodian

Citibank, N.A. serves as the Fund’s Custodian pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Services Agreement. For its services, Citi Fund Services, Ohio, Inc. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreside Fund Services, LLC is entitled to a fee. The Advisor pays the fees for these services monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King Jr. and Robert J. Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus LLP.

FINANCIAL STATEMENTS | JANUARY 31, 2026

LAFFER|TENGLER Equity Income ETF

Notes to Financial Statements - continuedJanuary 31, 2026 (Unaudited)

None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Fund’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions for the six months ended January 31, 2026, were as follows:

Purchases	Sales
$1,591,113	$1,372,958

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the six months ended January 31, 2026, were as follows:

Purchases	Sales	Realized Gains
$7,586,098	$—	$—

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

LAFFER|TENGLER Equity Income ETF

Notes to Financial Statements - continuedJanuary 31, 2026 (Unaudited)

FINANCIAL STATEMENTS | JANUARY 31, 2026

The tax character of distributions paid during the six months ended January 31, 2026 and the year ended July 31, 2025, were as follows:

	Six Months Ended January 31, 2026	Year Ended July 31, 2025
Distributions paid from:	$85,946	$143,749
Ordinary income	80,870	11,800
Realized gains	$166,816	$155,549

As of January 31, 2026, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$(7,832)
Accumulated net realized gain (loss) on investments	(40,572)
Net unrealized appreciation (depreciation) of investments	6,190,301
$6,141,897

Cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consist of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$20,960,539	$6,246,874	$(56,573)	$6,190,301

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the Cboe BZX Exchange (the “Exchange”) and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant

FINANCIAL STATEMENTS | JANUARY 31, 2026

LAFFER|TENGLER Equity Income ETF

Notes to Financial Statements - continuedJanuary 31, 2026 (Unaudited)

must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

	Six Months Ended January 31, 2026	Year Ended July 31, 2025
Shares sold	220,000	60,000
Shares redeemed	—	—
Net increase (decrease)	220,000	60,000

NOTE 6 – RISK OF INVESTING IN THE FUND

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested the Fund. The Fund is not a complete investment program. In addition, the Fund present risks not traditionally associated with other mutual funds and ETFs. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Fund Reorganization

At a meeting of the Board of Trustees (the “Board”) of ETF Opportunities Trust held on October 29, 2025, the Board approved an Agreement and Plan of Reorganization (the “Plan”) pursuant to which LAFFER|TENGLER Equity Income ETF, an existing series of the Trust (the “Target Fund”) will be reorganized into the Wedbush LAFFER|TENGLER New Era Value ETF (the “Acquiring Fund”), a newly created series of the Wedbush Series Trust (“Wedbush Trust”).The Acquiring Fund is advised by Wedbush Fund Advisers, LLC. Laffer Tengler Investments, Inc. (“LTI”), the current sub-adviser to the Target Fund, also will serve as sub-adviser to the Acquiring Fund after the Reorganization.

The Board determined that the Reorganization, with respect to the Target Fund, is in the best interest of the Target Fund and that the interests of the existing shareholders of the Target Fund will not be diluted as a result of the Reorganization. The board of trustees of the Wedbush Trust has determined

LAFFER|TENGLER Equity Income ETF

Notes to Financial Statements - continuedJanuary 31, 2026 (Unaudited)

FINANCIAL STATEMENTS | JANUARY 31, 2026

that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund and, there being no existing shareholders of the Acquiring Fund, other than a seed capital investor holding a nominal number of shares, that the Reorganization will not result in dilution of the Acquiring Fund’s shareholder’s interests.

The Plan will provide for the transfer of all of the assets of the Target Fund to the Acquiring Fund, in exchange solely for shares of the Acquiring Fund and the assumption of all of the liabilities of the Target Fund by the Acquiring Fund, and the distribution of the Acquiring Fund’s shares received by the Target Fund to its shareholders in complete liquidation of the Target Fund. If the Plan is approved and the Reorganization is completed, shareholders of the Target Fund at the time of the Reorganization will receive shares of the Acquiring Fund, with an aggregate net asset value equal to the aggregate net asset value of shares of the Acquiring Fund held by the shareholder immediately prior to the Reorganization.

LTI will serve as investment sub-adviser to the Acquiring Fund, and it is expected that the Acquiring Fund’s portfolio will be managed by the same portfolio manager at LTI who is currently responsible for the day-to-day management of the Target Fund’s portfolio. The investment objective, principal investment strategies, principal investment risks and investment limitations of the Acquiring Fund will be similar in all material respects to those of the Target Fund. The Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes. No sales charges or redemption fees will be imposed in connection with the Reorganization. If the shareholders of the Target Fund do not approve the Reorganization, then the Reorganization will not be implemented, and the Board may consider additional actions with respect to the Target Fund.

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items require disclosure.

FINANCIAL STATEMENTS | JANUARY 31, 2026

LAFFER|TENGLER EQUITY INCOME ETF

Supplemental Information (Unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

The Trustees of ETF Opportunities Trust (the “Trust”) authorized a Special Meeting of Shareholders of the LAFFER|TENGLER Equity Income ETF (the “Fund”), a series of the Trust, which was held on March 20, 2026 (the “Special Meeting”). The Special Meeting was called for the purpose of considering and approving an Agreement and Plan of Reorganization (the “Plan”) pursuant to which the Fund would be reorganized into the Wedbush LAFFER|TENGLER New Era Value ETF, a series of Wedbush Series Trust.

As of the record date of January 5, 2026, there were 670,000 shares of the Fund outstanding and entitled to vote. A total of 349,349 shares, or 52.14% of the outstanding shares, were present or represented by proxy at the Special Meeting, constituting a quorum.

The proposal to approve the Plan was approved by shareholders of the Fund based on the following voting results:

Voted For:	310,391
Voted Against:	32,992
Abstained:	5,966

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

Because Tuttle Capital Management, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes proxy disclosures in the Supplemental Information.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes renumeration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR - Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: April 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: April 6, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: April 6, 2026

* Print the name and title of each signing officer under his or her signature.